INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
INTANGIBLE ASSETS, NET
NOTE 7:-        INTANGIBLE ASSETS, NET

	December 31,
	2017	2018

Cost:
Technology	$8,275	$8,275
Customer relations	10,667	10,667
Customer data	12,043	12,043
Domain	556	517

	31,541	31,502

Less accumulated amortization	4,289	7,073

Intangible assets, net	$27,252	$24,429

         Estimated amortization expense for the years ended:

December 31, 2018

2019	$2,929
2020	2,880
2021	2,604
2022	2,168
Thereafter	13,848

$24,429

                         Amortization expense amounted to $ 747, $ 2,753 and $ 2,784 for the years ended December 31, 2016, 2017 and 2018, respectively.